Schedule of breakdown of the capital by owner (Details) - shares		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Quantity		812,473,246	812,473,246
Percent (%)		100.00%	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Quantity		5,053,554	4,766,084
Percent (%)		0.62%	0.59%
Marfrig Global Food S A [Member]
IfrsStatementLineItems [Line Items]
Quantity	[1]	269,734,803
Percent (%)	[1]	33.20%
Major Shareholders 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity	[2]	56,947,828	92,716,266
Percent (%)	[2]	7.01%	11.41%
Major Shareholders 2 [Member]
IfrsStatementLineItems [Line Items]
Quantity	[2]	49,829,952	74,856,852
Percent (%)	[2]	6.13%	9.21%
Kapitalo Investimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Quantity	[1]	40,784,398
Percent (%)	[1]	5.02%
Management 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity		6,314,932	6,865,302
Percent (%)		0.78%	0.84%
Management 2 [Member]
IfrsStatementLineItems [Line Items]
Quantity		917,317	605,902
Percent (%)		0.11%	0.07%
Other Share Holders [Member]
IfrsStatementLineItems [Line Items]
Quantity		382,890,462	632,662,840
Percent (%)		47.13%	77.88%

[1]	Information not available, as participation was null or less than 5%.
[2]	The pension funds are controlled by employees that participate in the respective entities.